Equipment, Net - Schedule of Equipment, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Equipment	$ 122,347	$ 105,239	$ 72,579
Less: Accumulated Depreciation	(82,177)	(64,015)	(43,793)
Property plant and equipment net	$ 40,170	$ 41,224	$ 28,786
Property, Plant and Equipment, Useful Life	3 years	3 years	3 years